Offerings	Aug. 02, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 175,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 25,830	[1]
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form N-2 (File No. 333-269628) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 125,000,000
Amount of Registration Fee	$ 13,775	[1]
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form N-2 (File No. 333-269628) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

[1]	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form N-2 (File No. 333-269628) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.